WARRANTS AND DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 8 - WARRANTS AND DERIVATIVE LIABILITY

As discussed in Note 5 – Stockholders’ Equity (Deficit), the Company issued a total of 8,480,000 warrants to purchase common stock as part of its preferred stock offering. The warrants are exercisable for a period of three years at $0.165 per share. Additionally, the warrant holder is entitled to a cashless exercise after six months from issuance in which the holder is entitled to receive a number of shares equal to: [A] the number of outstanding warrant shares under the original issuance multiplied by [B] the greater of the trailing five day volume weighted average price less [A] the number of outstanding warrant shares under the original issuance multiplied by [C] the exercise price of the warrant under the original issuance divided by [D] the lesser of the arithmetic average of the volume weighted average price during the five trailing trading days or the volume weighted average price for the trading day immediately prior to the cashless exercise election. For clarity, the resulting formula is [(A x B) – (A x C)] / D.

The Company analyzed the conversion features of the cashless exercise feature in the warrants issued for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the embedded features should be classified as a derivative liability because the exercise price of these warrants are subject to a variable rate. The Company has determined that warrants are not considered to be solely indexed to the Company’s own stock and is therefore not afforded equity treatment. In accordance with ASC 815, the Company has recorded a derivative liability.

Upon issuance, the Company valued the derivative using a Black-Scholes model yielding a total value of $674,012 which was expensed during the year ended August 31, 2018. The Company used the following assumptions upon initial measurement: value per common share of $0.09, a remaining life of 3.0 years, an exercise price of $0.165, a risk free rate of 2.77% and volatility of 195%.

The Company revalued the derivative liability as of November 30, 2018 and recorded a gain of $100,313 on the change in fair value of derivative liabilities for the three months then ended. The Company used the following assumptions upon initial measurement: value per common share of $0.06, a remaining life of 2.67 years, an exercise price of $0.165, a risk free rate of 2.83 and volatility of 208%.

As of November 30, 2018 and August 31, 2018, the Company had derivative liabilities totaling $437,576 and $537,889, respectively.

The following table summarizes all stock warrant activity for the three months ended November 30, 2018:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2018	8,480,000	$0.165
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding, November 30, 2018	8,480,000	$0.165

The following table discloses information regarding outstanding and exercisable warrants at November 30, 2018:

	Outstanding			Exercisable
Exercise Prices	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.165	$8,480,000	$0.165	2.67	8,480,000	$0.165
	8,480,000	$0.165	2.67	8,480,000	$0.165

As discussed in Note 5 – Stockholders’ Equity (Deficit), the Company issued a total of 8,480,000 warrants to purchase common stock as part of its preferred stock offering. The warrants are exercisable for a period of three years at $0.165 per share. Additionally, the warrant holder is entitled to a cashless exercise after six months from issuance in which the holder is entitled to receive a number of shares equal to: [A] the number of outstanding warrant shares under the original issuance multiplied by [B] the greater of the trailing five day volume weighted average price less [A] the number of outstanding warrant shares under the original issuance multiplied by [C] the exercise price of the warrant under the original issuance divided by [D] the lesser of the arithmetic average of the volume weighted average price during the five trailing trading days or the volume weighted average price for the trading day immediately prior to the cashless exercise election. For clarity, the resulting formula is [(A x B) – (A x C)] / D.

The Company analyzed the conversion features of the cashless exercise feature in the warrants issued for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the embedded features should be classified as a derivative liability because the exercise price of these warrants are subject to a variable rate. The Company has determined that warrants are not considered to be solely indexed to the Company’s own stock and is therefore not afforded equity treatment. In accordance with ASC 815, the Company has recorded a derivative liability.

Upon issuance, the Company valued the derivative using a Black-Scholes model yielding a total value of $674,012 which was expensed during the year ended August 31, 2018. The Company used the following assumptions upon initial measurement: value per common share of $0.09, a remaining life of 3.0 years, an exercise price of $0.165, a risk free rate of 2.77% and volatility of 195%.

The Company revalued the derivative liability as of August 31, 2018 and recorded a gain of $136,123 on the change in fair value of derivative liabilities for the year then ended. The Company used the following assumptions upon initial measurement: value per common share of $0.07, a remaining life of 2.92 years, an exercise price of $0.165, a risk free rate of 2.70 and volatility of 192%.

As of August 31, 2018 and 2017, the Company had derivative liabilities totaling $537,889 and $0, respectively.

The following table summarizes all stock option activity for the year ended August 31, 2018:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2017	-	$-
Granted	8,480,000	0.165
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding, August 31, 2018	8,480,000	$0.165

The following table discloses information regarding outstanding and exercisable options at August 31, 2018:

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.165	$8,480,000	$0.165	2.92	8,480,000	$0.165
	8,480,000	$0.165	2.92	8,480,000	$0.165